Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

February 1, 2013

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Bo Howell

Re:	Academy Funds Trust (the “Registrant”) File Nos. 333-146827 and 811-22135

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 9 (the “Amendment”) to the Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of adding a new institutional class of shares to the Registrant’s Innovator Matrix Income Fund (the “Fund”).  The prospectus and statement of information relating to the other class of the Fund are not amended or superseded hereby.

Pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the Commission.  The Staff recently reviewed the Registration Statement for the Fund in 2011 in connection with a Rule 485(a) filing on September 26, 2011, as Post-Effective Amendment No. 6 (Accession No. 0001496688-11-000260).  In addition, the Fund has only recently become effective as of December 10, 2011 in connection with the Rule 485(b) filing on December 9, 2011 (Accession No. 0001450791-11-000250).

Specifically, the only substantive differences between the previously reviewed Class A prospectus and the new Institutional Class prospectus are the Institutional Class specific disclosure that has been substituted for Class A disclosure.  The “Principal Investment Strategies,” “Principal Risks of Investing in the Fund,” “Management,” “Additional Information About the Principal Risks of Investing in the Fund,” “More Information About the Fund’s Principal Investment Strategies and Investments,” “Management of the Fund,” “Supplemental Performance Information “ and ‘Valuation of Portfolio Securities and use of Fair Value Pricing” sections of the prospectus are substantially identical to the disclosure in the Class A prospectus.  The “Organization and Classification,” “Investment Restrictions and Policies,” “Disclosure of Portfolio Holdings Information,” and “Investment Adviser and Other Service Providers” sections in the statement of additional information are substantively identical to the Fund’s Class A statement of additional information.

If you have any questions or comments regarding this filing, or the selective review request, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik